Expense by nature - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature
Salaries and wages	€ 30,233	€ 21,426	€ 22,724
Social security contributions	2,967	1,452	2,188
Expense recognized for defined contribution plans	1,692
Utilities expense	2,558	1,439	1,593
Other R&D expenses	1,938	1,927	1,162
Cafeteria expenses	256	162	131
Other small expense	€ 195	€ 189	€ 174